SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.Basis of presentation

The Company’s consolidated financial statements are presented in accordance with U.S. generally accepted accounting principles (“US GAAP”).

B.Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, affect the disclosure of contingent assets and liabilities as of the date of the financial statements, and affect the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

C.Principles of Consolidation

The Company’s consolidated financial statements include the financial statements of Tower and its subsidiaries. The Company’s consolidated financial statements are presented after elimination of inter-company transactions and balances.

D.Cash and Cash Equivalents

Cash and cash equivalents consist of cash, bank deposits, money market funds and short-term investments with insignificant interest rate risk and original maturities of three months or less.

E.Short-Term Interest-Bearing Deposits

Short-term deposits include bank deposits with original maturities greater than three months and with remaining maturities of less than one year. Such deposits are presented at cost, including accrued interest, which approximates their fair value.

F.Marketable securities

The Company accounts for its investments in investment grade debt securities in accordance with ASC 320 "Investments - Debt and Equity Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

Marketable securities are classified as "available-for-sale", and are measured at fair value, based on quoted market prices. Unrealized gains and losses are reported in a separate component of shareholders' equity in accumulated other comprehensive income (“OCI”). Gains and losses are recognized when realized, on a specific identification basis, in the Company's consolidated statements of income.

Following the adoption of ASC 326 in January 2020, current expected credit losses on the Company’s marketable grade debt securities are recorded, if expected, through an allowance for current expected credit losses and recognized in “other income (expense), net” on the consolidated statements of operations. The amount of allowance for current expected credit losses is limited to the amount that the fair value is less than the amortized cost basis. Any remaining unrealized losses are included in accumulated other comprehensive loss in shareholders’ equity. See also X below.

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Cont.)

F.Marketable securities (Cont.)

If the Company intends to sell the debt security (that is, it has decided to sell the security), or more likely than not will be required to sell the security before recovery of its amortized cost basis, any allowance for current expected credit losses is written off and the amortized cost basis shall be written down to the debt security’s fair value at the reporting date with any incremental impairment reported in earnings. The Company concluded that the current expected credit losses on its available for sale investment portfolio were immaterial.

G.Trade Accounts Receivables - Allowance for Expected Credit Loss

The Company maintains an allowance based on specific analysis of each customer account receivable’s aging, assessment of its related risk and ability of the customer to make the required payment. In addition, following the adoption of ASC 326 in January 2020 (see X below), an allowance is maintained for estimated forward-looking losses resulting from possible inability of customers to make required payments (current expected losses). The amount of the allowance is determined principally on the basis of past collection experience and known financial factors regarding specific customers. Trade accounts receivables are written off against the allowance when it becomes evident that collection will not occur. Credit is extended to customers satisfying pre-defined credit criteria.

As of December 31, 2020, the Company’s total allowance for expected credit loss was $1,065, of which $385 has been recorded following the adoption of ASC 326 effective from January 1, 2020, with $358 recognized as an adoption adjustment to retained earnings. As of December 31, 2019, the allowance was $10,925, see Note 14F for more details.

H.Trade Accounts Receivables - Factoring

From time to time, the Company uses non-recourse factoring arrangements, to sell accounts receivable to third-party financial institutions. The sale of the receivables in these arrangements are accounted for as a true sale, under ASC 860. Total accounts receivables factoring was $0 and $12,989 as of December 31, 2020 and 2019 respectively.

I.Inventories

Inventories are stated at the lower of aggregate cost or net realizable value. If inventory costs exceed expected net realizable value, the Company records reserves for the difference between the cost and the expected net realizable value. Cost of raw materials is determined mainly on the basis of the weighted average moving price per unit. Work in progress is measured at production costs including acquisition costs, processing costs and other costs incurred in bringing the inventories to their present location in the production line and condition.

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Cont.)

J.Investments in Privately-Held Companies

Long-term investments include equity investments in privately-held companies without readily determinable fair values. In accordance with ASC 321 - “Investments - Equity Securities”, the Company may elect between fair value and measurement alternative of cost, less impairments, and further adjust up or down, based on observable price changes in orderly transactions for identical or similar investments of the same issuer (“Measurement Alternative”). The Company elected to use the measurement alternative for each of its investments. Any adjustments resulting from impairments and/or observable price changes are recorded under “other income (expense), net” in the consolidated statements of operations.

K.Property and Equipment

The Company accounts for property and equipment in accordance with Accounting Standards Codification ASC 360 “Accounting for the Property, Plant and Equipment”. Property and equipment are presented at cost, including capitalizable costs. Capitalizable costs include only costs that are identifiable with, and related to, the property and equipment, and are incurred prior to their initial operation. Identifiable incremental direct costs include costs associated with constructing, establishing and installing property and equipment.

Maintenance and repairs are charged to expenses as incurred.

Property and equipment are presented net of investment grants received and less accumulated depreciation.

Depreciation is calculated based on the straight-line method over the Company’s estimated useful lives of the assets, as follows:

Buildings and building improvements, including facility infrastructure	10-25 years
Machinery and equipment, software and hardware	3-15 years

Impairment charges, if needed, are determined based on the policy outlined in M below.

Property and equipment also include assets under capital leases, which are depreciated according to their applicable useful life.

L.Intangible Assets and Goodwill

The Company accounts for intangible assets and goodwill in accordance with ASC 350 “Intangibles-Goodwill and Other”. Intangible assets include the values assigned to the intangible assets as part of the purchase price allocation made at the time of acquisition. Intangible assets are amortized over the expected estimated economic life of the intangible assets commonly used in the industry. Goodwill is not amortized and subject to impairment testing. Impairment charges on intangibles or goodwill, if needed, are determined based on the policy outlined in M below.

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Cont.)

M.Impairment of Assets

Impairment of Property, Equipment and Intangible Assets

The Company reviews long-lived assets and intangible assets on a periodic basis, as well as when such review is required based upon relevant circumstances, to determine whether events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable, considering the undiscounted cash flows expected from them. If applicable, the Company recognizes an impairment loss based upon the difference between the carrying amount and the fair value of such assets, in accordance with ASC 360-10 “Property, Plant and Equipment”. As of December 31, 2020, the Company concluded there was no impairment to its long-lived assets and intangible assets.

Impairment of Goodwill

The Company operates in one reporting unit. The Company performs a qualitative analysis when testing goodwill for impairment. A qualitative goodwill impairment test is performed when the fair value of a reporting unit historically has significantly exceeded the carrying value of its net assets and based on current operations is expected to continue to do so. Otherwise, the Company is required to conduct a quantitative impairment test and estimate the fair value of the reporting unit using a combination of an income approach based on discounted cash flow analysis and a market approach based on market multiples. If the fair value of a reporting unit is less than its carrying value, a goodwill impairment charge is recorded for the difference. As of December 31, 2020, the Company performed a qualitative impairment test for its reporting unit and concluded there was no impairment of goodwill, see also X below.

Impairment of Investment in Privately-Held Companies

The Company concluded there was no impairment to its investments in privately-held companies in 2020.

N.Leases

On January 1, 2019, the Company adopted the new leasing standard “Leases”(“ASC 842”), which requires lessees to recognize a right-of-use (“ROU”) asset and a lease liability for all operating and capital leases with a term greater than twelve months and also requires disclosures by lessees and lessors about the amount, timing and uncertainty of cash flows arising from leases.

The Company adopted ASC 842 using the modified retrospective transition method. The adoption of the new standard did not have any impact on the results of operations or cash flows.

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Cont.)

N.Leases (cont.)

The determination of whether an arrangement is a lease is to be made at inception of a lease contract. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Whenever leases do not provide an implicit interest rate, an incremental borrowing rate is used based on the information available at the commencement date in determining the present value of lease payments. The lease terms used to calculate the ROU asset and related lease liability include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for operating leases is recognized on a straight-line basis over the lease term as an operating expense. For additional information, see Notes 11D and 11E.

O.Revenue Recognition

The Company follows ASC 606 “Revenue from Contracts with Customers“ and recognizes revenue when it transfers the control of promised goods or services to customers in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services.

The Company’s revenues are generated principally from sales of semiconductor wafers. The Company, to a much lesser extent, also derives revenues from design support and other technical and support services incidental to the sale of semiconductor wafers. The vast majority of the Company’s sales are achieved through the effort of its direct sales force.

Wafer sales are recognized at a point in time, which is upon shipment of the Company’s products to unaffiliated customers, depending on shipping terms. Accordingly, control of the products transfers to the customer in accordance with the transaction's shipping terms. Taxes imposed by governmental authorities, such as sales taxes or value-added taxes, are excluded from net sales. The Company’s contracts typically contain a single performance obligation that is fulfilled on the date of delivery based on shipping terms stipulated in the contract.

The Company provides for sales returns allowance relating to specified yield or quality commitments as a reduction of revenues, based on past experience and specific identification of events necessitating an allowance, which has been in immaterial amounts.

The Company provides its customers with other services that are less significant in scope and amount and for which recognition occurs over time when customers receive the services.

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Cont.)

P.Research and Development

Research and development costs are charged to operations as incurred. Amounts received or receivable from the government of Israel and others, such as participation in research and development programs, are offset against research and development costs. The accrual for grants receivable is determined based on the terms of the programs, provided that the criteria for entitlement have been met.

Q.Income Taxes

The Company accounts for income taxes using an asset and liability approach as prescribed in ASC 740-10 “Income Taxes” (“ASC 740-10”). This topic prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities. Deferred taxes are measured using the enacted tax rates anticipated (under applicable law as of the balance sheet date) to apply when the deferred taxes are expected to be paid or realized. Deferred tax assets and liabilities, as well as any related valuation allowance, are classified as noncurrent items on the balance sheets.

The Company evaluates the potential realization of its deferred tax assets for each jurisdiction in which the Company operates at each reporting date and establishes valuation allowances when it is more likely than not that all or a part of its deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the same character and in the same jurisdiction. The Company considers all available positive and negative evidence in making this assessment, including, but not limited to, the scheduled reversal of deferred tax liabilities and deferred tax assets and projected future taxable income.

A valuation allowance is established, when necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized based on all available evidence.

ASC 740-10 prescribes a two-step approach for recognizing and measuring uncertain tax positions. The first step is to evaluate tax positions taken or expected to be taken in a tax return by assessing whether they are more-likely-than-not sustainable, based solely on their technical merits, upon examination and including resolution of any related appeals or litigation process. The second step is to measure the associated tax benefit of each position as the largest amount that the Company believes is more-likely-than-not realizable. Differences between the amount of tax benefits taken or expected to be taken in its income tax returns and the amount of tax benefits recognized in its financial statements, represent the Company's unrecognized income tax benefits. The Company's policy is to include interest and penalties related to unrecognized income tax benefits as a component of income tax expense.

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Cont.)

R.Earnings per Ordinary Share

Basic earnings per share are calculated in accordance with ASC 260, “Earnings Per Share” by dividing net profit or loss attributable to ordinary equity holders of Tower (the numerator) by the weighted average number of ordinary shares outstanding during the reported period (the denominator). Diluted earnings per share are calculated, if applicable, by adjusting net profit attributable to ordinary equity holders of Tower, and the weighted average number of ordinary shares, taking into effect all potential dilutive ordinary shares.

S.Comprehensive Income

In accordance with ASC 220 “Comprehensive Income”, comprehensive income represents the change in shareholders’ equity during a reporting period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a reporting period except those resulting from investments by owners and distributions to owners. Other comprehensive income (“OCI”) represents gains and losses that are included in comprehensive income but excluded from net profit.

T.Functional Currency and Exchange Rate Income (Loss)

The currency of the primary economic environment in which Tower, TSSA and TSNP conduct their operations is the U.S. Dollar (“dollar”). Thus, the dollar is their functional and reporting currency. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with ASC 830-10 “Foreign Currency Matters”. All transaction gains and losses from the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate. The financial statements of TPSCo, whose functional currency is the Japanese Yen (“JPY”), have been translated into dollars. The assets and liabilities have been translated using the exchange rate in effect as of the balance sheet date. The statements of operations of TPSCo have been translated using the average exchange rate for the reported period. The resulting translation adjustments are charged or credited to OCI.

U.Stock-Based Compensation

The Company applies the provisions of ASC Topic 718 “Compensation - Stock Compensation”, under which employees’ share-based equity awards (mostly restricted stock units and performance unit shares) are recognized based on the grant-date fair values.

The compensation costs are recognized using the graded vesting attribution method based on the vesting terms of each unit included in the award resulting in an accelerated recognition of compensation costs.

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Cont.)

V.Fair value Measurements of Financial Instruments

ASC 820, "Fair Value Measurements and Disclosures" (“ASC 820”), requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company's financial instruments primarily consist of cash, bank deposits, account receivables and payables, accrued liabilities, loans and leases whose carrying values approximate their current fair values because of their nature and respective maturity dates or durations. The Company had no financial assets or liabilities carried and measured on a non-recurring basis during the reporting periods. Financial assets and liabilities measured on a recurring basis are those that are adjusted to fair value each time a financial statement is prepared such as marketable securities and investment in privately- held companies.

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Cont.)

W.Derivatives and hedging

The Company accounts for its derivative instruments as either assets or liabilities and carries them at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation.

For derivative instruments designated as cash flow hedges, the effective portion of the gains (losses) on the derivatives is initially reported as a component of OCI and is subsequently recognized in earnings when the hedged exposure is recognized in earnings. Gains (losses) on derivatives are recognized in earnings, representing either hedge components excluded from the assessment of effectiveness or hedge ineffectiveness. In January 2019, the Company adopted ASU 2017-12, “Derivatives and Hedging (“Topic 815”): Targeted Improvements to Accounting for Hedge Activities”, which amends the hedge accounting recognition and presentation requirements of ASC 815. ASU 2017-12 permits a qualitative effectiveness assessment for certain hedges instead of a quantitative test after the initial qualification, if the Company can reasonably support an expectation of high effectiveness throughout the term of the hedge. Also, for cash flow hedges and net investment hedges, if the hedge is highly effective, all changes in the fair value of the derivative hedging instrument are recorded in other comprehensive income. The adoption of this guidance did not have a material impact on the Company’s financial position, results of operations and cash flows. The consolidated financial statements for the year ended December 31, 2019 were not retrospectively adjusted.

X.Recently Adopted Accounting Pronouncements

In January 2017, the FASB issued ASU 2017-04 “Intangibles - Goodwill and Other: Simplifying the Test for Goodwill Impairment” (“Topic 350”). The Company adopted this guidance in the beginning of 2020 with no impact on its consolidated financial statements. See also M above.

In June 2016, the FASB issued ASU 2016-13 “Financial Instruments Credit Losses” (“ASC 326”). This update relates to financial reporting of current expected credit losses on financial instruments and other commitments to extend credit. ASU 2016-13 requires that an entity measure and recognize current expected credit losses for financial assets held at amortized cost and replaces the incurred loss impairment methodology in prior GAAP with a methodology that requires consideration of a broader range of information to estimate credit losses. The Company adopted ASU 2016-13 on January 1, 2020 using the modified retrospective approach. The impact of this adoption on its retained earnings and 2020 financial results was not material to the Company's consolidated financial statements as current expected credit losses were not significant based on historical collection trends, the financial condition of payment partners, and external market factors. See also F and G above.

In March 2020, the FASB issued ASU No. 2020-04, ”Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides temporary optional guidance to ease potential accounting impacts associated with transitioning away from reference rates that are expected to be discontinued, such as interbank offered rates and London Interbank Offered Rate (“LIBOR”). The guidance includes practical expedients for contract modifications due to reference rate reform. Generally, contract modifications related to reference rate reform may be considered an event that does not require remeasurement or reassessment of a previous accounting determination at the modification date. This guidance is effective immediately and is only available through December 31, 2022.

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Y.Recently Issued Accounting Pronouncements Not Yet Adopted

In December 2019, the FASB issued ASU No. 2019-12, "Income Taxes - Simplifying the Accounting for Income Taxes”(“Topic 740”). This guidance removes certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences. This guidance also clarifies and simplifies other areas of ASC 740. This ASU will be effective beginning on January 1, 2021. Early adoption is permitted. Certain amendments in this update must be applied on a prospective basis, certain amendments must be applied on a retrospective basis, and certain amendments must be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings in the period of adoption. The Company does not believe the adoption of this ASU would have a material effect on the Company’s consolidated financial statements.